DEFERRED INCOME	12 Months Ended
Dec. 31, 2025
DEFERRED INCOME.
DEFERRED INCOME
16.	DEFERRED INCOME

Asset-related
subsidy
US$
Balance as of January 1, 2023	258,450
Subsidy received during the year	16,345
Foreign currency translation adjustment	(4,698)
Balance as of December 31, 2023	270,097
Subsidy received during the year	28,135
Recognized as other operating income during the year	(25)
Foreign currency translation adjustment	(4,284)
Balance as of December 31, 2024	293,923
Subsidy received during the year	11,331
Recognized as other operating income during the year	(60)
Foreign currency translation adjustment	6,718
Balance as of December 31, 2025	311,912

During the years ended December 31, 2025, 2024 and 2023, the Group received specific subsidies of US$11,331, US$28,135 and US$16,345 for compensating the expenditures on the construction of the Group’s corporate buildings and plant (“asset-related subsidy”), respectively.

The Group received government grants of US$5,114, US$8,613 and US$4,077 with no future related costs required during the years ended December 31, 2025, 2024 and 2023, which were directly recognized as other operating income in the consolidated statements of comprehensive loss for the years ended December 31, 2025, 2024 and 2023, respectively.